Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	31.00%	31.00%
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%	0.10%
Fair value of unquoted shares decreased	$ 9,700		$ 7,200		$ 345
Fair value of bonds decreased	$ 5,000	$ 178	$ 6,000
Percentage of trade receivables	27.00%		37.00%		27.00%
Call options [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate			20.00%
At fair value [member] | Call options [member]
Disclosure of detailed information about financial instruments [line items]
Increase percentage of significant unobservable inputs discount rate			1.00%
Fair value of bonds decreased			$ 855
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	10.00%	10.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	30.00%	30.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 862,000	$ 30,698	1,232,000	$ 1,398,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	35,000		82,000	129,000	$ 1,246
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	59,000	2,101	51,000	$ 64,000
Equity debt ratio				1.00%
Increase decrease in other comprehensive income	$ 7,000	$ 249	$ 8,000	$ 16,000